Related Party Transactions (Details) - Schedule of Due to Related Parties - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Due to Related Parties [Line Items]
Due to related parties	$ 1,983,430	$ 55,747
Dandan Liu [Member]
Schedule of Due to Related Parties [Line Items]
Due to related parties	1,963,457
Rongfeng Cui [Member]
Schedule of Due to Related Parties [Line Items]
Due to related parties		33,624
Feng Zhang [Member]
Schedule of Due to Related Parties [Line Items]
Due to related parties		22,123
Products Inc. [Member]
Schedule of Due to Related Parties [Line Items]
Due to related parties	$ 19,973